Net Income Per Share - Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 CAD ($) $ / shares shares		Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($) $ / shares shares		Mar. 31, 2022 USD ($) shares
Text Block [Abstract]
Net income attributable to ordinary shareholders | $		$ 298.5			$ 857.7
(Gain) loss on change in fair value of warrants		(47.7)	[1]	$ 37.2	6.4	[1]	$ 5.1
Net income attributable to ordinary shareholders (diluted) | $		$ 250.8			$ 864.1
Weighted average common shares outstanding	[2]	122.7		122.7	100.6		100.6
Dilutive effect of warrants, restricted share units and performance share units		24.3		24.3	10.9		10.9
Dilutive weighted average common shares outstanding		147.0		147.0	111.5		111.5
Net income per common share:
Basic | $ / shares		$ 2.43			$ 8.53
Diluted | $ / shares		$ 1.71			$ 7.75

[1]	(i) In connection with the Merger, 24,179,000 units of the previously outstanding Legato warrants were converted into an equal number of warrants issued by the Company. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2023 was adjusted for the change in the fair value of the warrants in the amount of $47.7 million (US $37.2 million) as the warrants were determined to be dilutive (March 31, 2022 - $6.4 million; US $5.1 million). On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan. For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2023 is 92,293 common shares (March 31, 2022 – nil).
[2]	(ii) Pursuant to the Merger, on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of 71.76775%. As a result, 71,767,775 common shares of the Company were issued in replacement of the 100,000,001 common shares previously outstanding. The reverse stock split is also accounted for in the comparative periods for which net income per common share is presented. Concurrently, the Company issued an additional 30,306,320 and 10,000,000 common shares to the Legato common shareholders and PIPE Investors, respectively. These common shares have been included in the weighted average common shares outstanding.